Form N-1A Cover	Sep. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Exchange Place Advisors Trust
Document Effective Date	Sep. 10, 2026
Entity Central Index Key	0001750821
Document Creation Date	Sep. 09, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Sep. 10, 2026